Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Grants receivable | ₪			₪ 1,043
Government authorities | ₪	383		945
Debt issuance costs | ₪			1,185
Prepaid expenses and other | ₪	582		750
Total | ₪	₪ 965		₪ 3,923
USD [Member]
Statement Line Items [Line Items]
Grants receivable | $
Government authorities | $		102
Debt issuance costs | $
Prepaid expenses and other | $		156
Total | $		$ 258